Consolidated Statement of Changes in Shareholders' Equity Statement - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at	$ 762
Balance at	$ 917,380	$ 762		$ 1,745,844	$ (818,222)
Treasury Stock, Common, Shares	(11,004,000)
Balance (shares)	75,298,676	74,902,364
Net loss	$ (4,971)				(4,971)
Common Stock Issued		$ (16)		(16)
Common Stock Issued (shares)		1,592,594
Issuance of restricted stock, net of forfeitures	0	$ 7		(7)
Dividends	(3,062)			(3,062)
Treasury Shares		(1,200,000)
Treasury Stock, Value, Acquired, Cost Method	(8,645)		$ (8,645)
Issuance of restricted stock, net of forfeitures (shares)		635,348
Restricted stock amortization	4,063			4,063
Balance at	$ 785
Balance (shares)	75,960,341
Balance at	$ 904,765	$ 785		$ 1,746,822	$ (823,193)
Treasury Stock, Common, Shares	(19,649,000)
Balance (shares)	75,459,344	75,960,341